TRANSACTIONS WITH RELATED PARTIES - Group holds interests in various funds managed by certain of the Group's subsidiaries (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets			S/ 164,228,539
Investment funds
Disclosure of financial assets [line items]
Financial assets	S/ 249,045	S/ 212,016
Mutual funds - Bolivianos [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets	126,722	104,596
Mutual funds - Soles [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets	59,934	18,394
Mutual funds - U.S. dollars [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets	38,149	76,887
Mutual funds - Colombian pesos [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets	17,475	5,201
Mutual funds - Chilean pesos [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets	6,765	6,938
Restricted mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets	S/ 460,086	S/ 407,350